Convertible Notes (Tables)	12 Months Ended
Dec. 31, 2020
Convertible Notes [Abstract]
Schedule of Secured Convertible Note
(a)	Secured convertible note

	December 31, 2020	December 31, 2019
Balance, beginning of year	—	—
Secured Convertible Note - fair value on issuance	54,693	—
Change in fair value recognized in profit or loss	(5,075)
Converted to common shares	(49,618)	—
Balance, end of year	—	—

Schedule of Change in Principal Balance of Secured Convertible Note

The following table presents the change in principal balance during the year:

Principal balance	December 31, 2020
Balance, beginning of year	—
Issued	73,227
Converted to common shares	(73,227)
Balance, end of year	—

Schedule of Unsecured Convertible Note
(b)	Unsecured convertible notes

	December 31, 2020	December 31, 2019
Balance, beginning of year	—	—
Unsecured Convertible Notes - fair value on issuance	16,113	—
Change in fair value recognized in profit or loss	(2,066)
Converted to common shares	(13,943)	—
Unrealized foreign exchange loss	(104)
Balance, end of year	—	—

Schedule of Change in Principal Balance of Unsecured Convertible Note

The following table presents the change in principal balance during the year:

Principal balance (USD)	December 31, 2020
Balance, beginning of year	—
Issued	18,000
Converted to common shares	(18,000)
Balance, end of year	—

Summary of Senior Convertible Notes
(c)	Senior convertible notes

	December 31, 2020	December 31, 2019
Senior Convertible Notes issued	—	93,192
Transaction costs	—	(2,819)
Fair value attributable to conversion feature	—	(40,494)
Balance attributable to debt portion upon issuance	—	49,879
Accretion of note obligation	—	1,223
Amortization of note issue costs	—	93
Accrued interest	—	1,903
Conversion to common shares	—	(53,098)
Balance, end of year	—	—

Summary of Convertible Notes
(d)	convertible notes

	December 31, 2020	December 31, 2019
Balance, beginning of year	—	25,449
Unrealized foreign exchange gain	—	(209)
Accrued interest	—	(152)
Accretion	—	2,443
Amortization of note issue costs	—	745
Conversion to common shares	—	(18,139)
Conversion to warrants	—	(5,947)
Repayments	—	(4,190)
Balance, end of year	—	—